Pension and Other Postretirement Benefits, Other postretirement benefits plans future expected benefit payments (Details) - Other postretirement benefits plans [Member] $ in Millions	Dec. 31, 2022 USD ($)
U.S. [Member]
Future expected benefit payments by our plans which reflect expected future service [Abstract]
2023	$ 15
2024	15
2025	15
2026	14
2027	14
2028 through 2032	62
Non-U.S. [Member]
Future expected benefit payments by our plans which reflect expected future service [Abstract]
2023	1
2024	1
2025	1
2026	1
2027	1
2028 through 2032	$ 8